Unaudited Condensed Consolidated Balance Sheets ¥ in Thousands, $ in Thousands		Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents		¥ 495	$ 68	¥ 16
Prepayment		3,948	544	1,050
Accounts receivable, net		270	37
Amounts due from related parties, net		864	119
Inventories, net		135	19
Other current assets, net		414	57
Current assets held for sale		9,777	1,348	12,633
Total current assets		27,353	3,771	13,699
Long term -prepayment		4,678	645
Property and equipment, net		4,309	594
Intangible assets, net		45,169	6,229
Goodwill		36,503	5,034
Right of use assets		223	31
Long-term investments, net		39,783	5,486
Noncurrent assets held for sale		20,193	2,785	26,770
TOTAL ASSETS.		178,211	24,575	40,469
Current liabilities:
Short-term debts		16	2	15
Accounts payable		420	56
Advance from customers		479	66
Lease liability-current		148	20
Accrued expenses and other current liabilities		24,759	3,414	7,535
Current liabilities held for sale		33,421	4,609	33,514
Total current liabilities		59,835	8,249	42,278
Deferred tax liabilities		2,938	405
Lease liability-non-current		37	5
Other long-term liabilities		903	125
Noncurrent liabilities held for sale		2,434	336	7,595
TOTAL LIABILITIES		66,147	9,120	49,873
Commitments and contingencies
Shareholders’ equity (deficit):
Treasury shares	[1]			(11,003)
Additional paid-in capital		715,327	98,648	564,869
Accumulated deficit		(648,303)	(89,405)	(577,539)
Accumulated other comprehensive income		13,079	1,804	4,263
Total Fresh2 Group Limited shareholders’ equity (deficit)		92,524	12,760	(13,676)
Non-controlling interest		19,540	2,695	4,272
Total equity (deficit)		112,064	15,455	(9,404)
TOTAL LIABILITIES AND EQUITY (DEFICIT)		178,211	24,575	40,469
Class A Ordinary Shares
Shareholders’ equity (deficit):
Ordinary shares		12,181	1,680	5,494
Class B Ordinary Shares
Shareholders’ equity (deficit):
Ordinary shares		240	33	240
Related Party
Current assets:
Accounts receivable-related party		11,450	1,579
Amounts due from related parties, net		864	119
Current liabilities:
Amounts due to related parties		¥ 592	$ 82	¥ 1,214

[1]	12,492,283 shares Class A Ordinary shares were held as treasury shares.